Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value Recurring Basis $ in Thousands	Dec. 31, 2017 USD ($)
Assets:
Marketable securities	$ 17,631
Restricted cash and investments	13,153
Level 1
Assets:
Marketable securities	7,906
Restricted cash and investments	9,055
Level 2
Assets:
Marketable securities	9,725
Restricted cash and investments	$ 4,098